EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
NOTE 19. EMPLOYEE BENEFIT PLANS
The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

Employee benefit plans	December 31, 2024	December 31, 2023
In millions of COP
19.1 Defined benefit pension plan	140,996	132,854
19.2 Severance obligation	9,351	14,360
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	222,786	195,295
19.4 Other long term benefits	581,168	543,210
Total Post-employment and long-term benefit plans	954,301	885,719
Fair value Plan assets	2,746	2,765
Total Unfunded Post-employment and long-term benefit plans	951,555	882,954
These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.
Post-employment benefits
19.1 Defined benefit pension plan
Colombia
Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2024 and 2023 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 2024, 479 participants were covered by this plan, and as of December 2023, 498 participants.
For purposes of the projected assessment of the pension plan obligation, in the absence of an extensive market for high-quality corporate debt, the sovereign bond curve of the Colombian government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the Consolidated Statement of Income as “salaries and employee benefits” and includes the interest costs and cost of current service.

Defined benefit pension plan and other benefits	2024	2023
In millions of COP
Present value of the obligation as of January 1	101,778	95,081
Interest cost	10,459	11,409
Benefits paid	(13,003)	(12,237)
Net actuarial loss due to changes in assumptions	2,229	7,025
Net actuarial (gain) / loss due to plan experience	(366)	500
Others	2,150	-
Defined obligation, unfunded as of December 31	103,247	101,778
Panamá
The Chase Manhattan Bank Corporation, N.A. (formerly “HSBC Bank Panamá”, later merged with Banistmo S.A. in 2000) offered a defined benefit pension plan based on the average salaries paid during the 120 most recent months prior to the employee's retirement date and the years of employment service. The right to this plan was obtained after 10 years of service with the organization. This individual plan covered a certain group of employees who were hired by Chase Manhattan Bank Corporation, N.A. and it was not extended to employees of HSBC Bank Panama, now Banistmo S.A.
As of December 31, 2024, and 2023, there were 34 participants (7 participants with deferred benefits and 27 participants receiving benefits), and 37 participants (10 participants with deferred benefits and 27 participants receiving benefits), respectively.

Defined benefit pension plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	3,051	5,296
Interest cost	234	312
Benefits paid from plan assets	(524)	(1,088)
Net actuarial loss / (gain) due to changes in assumptions	117	(174)
Net actuarial gain due to plan experience	(63)	(361)
Foreign currency translation effect	450	(934)
Defined obligation, funded as of December 31	3,265	3,051
The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to participate in the Pension Plan for former Chase employees under the terms described above and to comply with Panama labor code, which specifies the terms of securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).
Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan's investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.
The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.
The following table details the change in plan assets:

Banistmo’s Plan assets	2024	2023
In millions of COP
Fair value of assets as of January 1	2,765	4,619
Interest income on plan assets	129	80
Benefits paid	(540)	(1,105)
Foreign currency translation effect	392	(829)
Fair value assets as of December 31	2,746	2,765
Guatemala
Banco Agromercantil Guatemala S.A. has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	28,025	30,878
Current cost of service	1,136	878
Interest cost	2,657	2,757
Past service cost(1)	–	(4,821)
Benefits paid	(1,668)	(1,764)
Net actuarial (gain) / loss due to changes in assumptions(2)	(556)	5,544
Net actuarial (gain) / loss due to plan experience	(61)	1,272
Foreign currency translation effect	4,951	(6,719)
Defined obligation, unfunded as of December 31	34,484	28,025
(1)Corresponds to the change in the computable age of the benefit, modified in the year 2023.
(2)The gain for the year 2024 was mainly due to the increase in the discount rate from 9.00% in 2023 to 9.10% in 2024.
19.2 Severance obligation
Colombia
Under Colombian labor regulations, employees hired before 1990 are entitled to receive severance in an amount equal to one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation).
As of December 2024 and 2023, 82 and 114 participants, respectively, were covered by this plan.
The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2024	2023
In millions of COP
Present value of the obligation as of January 1	14,360	15,446
Current cost of service	267	357
Interest cost	1,116	1,566
Benefits paid	(5,369)	(6,594)
Net actuarial loss due to changes in assumptions	13	888
Net actuarial (gain) / loss due to plan experience	(1,036)	2,697
Defined obligation, unfunded as of December 31	9,351	14,360
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium
Colombia
Under Colombian labor regulations, employers and employees are entitled to negotiate private agreements. The Bank’s employees and its subsidiaries Valores Bancolombia S.A. Comisionista de Bolsa, Banca de Inversión Bancolombia S.A. Corporación Financiera and Fiduciaria Bancolombia S.A. Sociedad Fiduciaria participate in a defined benefit plan according to which they are entitled to receive, on the date of their retirement, a single payment.
El Salvador
By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2024, and 2023, there were 3,023 and 2,927 participants respectively, covered by the plan.
Guatemala
Banco Agromercantil Guatemala S.A. has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2024, and 2023, there were 3,627 and 3,733 participants respectively, covered by the plan.
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan	2024	2023
In millions of COP
Present value of the obligation as of January 1	195,295	176,816
Current service cost	20,632	18,427
Interest cost	18,157	17,338
Benefits paid	(22,004)	(18,889)
Net actuarial loss / (gain) due to changes in assumptions	1,046	(565)
Net actuarial (gain) / loss due to plan experience(1)	(6,103)	24,238
Foreign currency translation effect(2)	15,763	(22,070)
Defined obligation, unfunded as of December 31	222,786	195,295
(1)The actuarial gain in 2024 is mainly explained for Bancolombia S.A. by the departure of employees covered by the plan.
(2)Corresponds to Banagrícola S.A. y Filiales and Banco Agromercantil de Guatemala S.A. given higher devaluation between COP to USD currencies.

19.4 Other long term benefits
In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2024 and December 31, 2023, the reconciliation of the other long term benefits is set below:

Other long term benefits	2024	2023
In millions of COP
Present value of the obligation as of January 1	543,210	446,473
Current service cost	57,653	48,790
Interest cost	56,157	54,878
Benefits paid	(62,762)	(55,257)
Net actuarial (gain) / loss due to changes in assumptions(1)	(8,083)	38,497
Net actuarial (gain) / loss due to plan experience(2)	(11,655)	18,721
Foreign currency translation effect	6,648	(8,892)
Defined obligation, unfunded as of December 31	581,168	543,210
(1)In the case of Bancolombia S.A., in 2024 the discount rate decreased from 11.75% to 11.00% and the nominal inflation rate from 6.35% to 5.40%, generating an actuarial gain of COP 8,394.
(2)Mainly in Bancolombia S.A. as the effective salary was slightly below expectations.
Defined contribution plans
The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2024	2023
In millions of COP
Pension	318,988	286,621
Current severance regimen	92,729	82,963
Total	411,717	369,584
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:
Colombia

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	11.00%	11.75%
Rate of wage increase	7.90%	8.85%
Projected inflation	5.40%	6.35%
Rate of pension increase	5.40%	6.35%
Bancolombia Panamá

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	6.50%	7.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%
Banistmo

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	7.00%	7.60%
Expected long-term rate of return on plan assets	5.40%	2.20%
El Salvador

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	5.20%	6.20%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Guatemala

Main projected assumptions	December 31, 2024	December 31, 2023
Discount rate	9.10%	9.00%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%
In 2024, assumptions regarding future longevity have been based on mortality tables, which reflect average ages of mortality from 20-60 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2024 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.
The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk	The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks
Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk	The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation
Salary risk	The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan
Estimated payment of future benefits
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2025	15,775	94,112
2026	15,866	102,009
2027	15,726	94,663
2028	15,638	106,651
2029	15,281	99,247
2030 to 2034	68,560	524,305
Sensitivity analysis
In presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation (DBO) recognized in the Statement of Financial Position. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.
There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.
Colombia
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(2,916)
Discount rate	10.50%	0.50% decrease	3,089
Pension increases	5.90%	0.50% increase	3,456
Pension decreases	4.90%	0.50% decrease	(3,285)
Mortality Table	RV-08 ("Rentistas Válidos")	One year increase in life expectancy	4,245
Mortality Table	RV-08 ("Rentistas Válidos")	One year decrease in life expectancy	36
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(5,630)
Discount rate	10.50%	0.50% decrease	6,119
Salary increases	8.40%	0.50% increase	6,304
Salary decreases	7.40%	0.50% decrease	(5,840)
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	10.00%	0.50% increase	(114)
Discount rate	9.00%	0.50% decrease	117
Salary increases	8.40%	0.50% increase	286
Salary decreases	7.40%	0.50% decrease	(280)
Panamá
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(106)
Discount rate	6.50%	0.50% decrease	113
Mortality Table	RP-2000	One year increase in life expectancy	102
Guatemala
Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.60%	0.50% increase	(2,780)
Discount rate	8.60%	0.50% decrease	3,179
Salary increases	5.50%	0.50% increase	2,097
Salary decreases	4.50%	0.50% decrease	(1,882)
Mortality Table	RP-2000	One year increase in life expectancy	978
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.40%	0.50% increase	(1,842)
Discount rate	7.40%	0.50% decrease	1,927
Salary increases	5.50%	0.50% increase	1,973
Salary decreases	4.50%	0.50% decrease	(1,901)
El Salvador
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.70%	0.50% increase	(979)
Discount rate	4.70%	0.50% decrease	1,055
Salary increases	3.00%	0.50% increase	154
Salary decreases	2.00%	0.50% decrease	(228)
Other long term benefits
Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.50%	0.50% increase	(15,480)
Discount rate	10.50%	0.50% decrease	16,430
Salary increases	8.40%	0.50% increase	16,811
Salary decreases	7.40%	0.50% decrease	(15,967)
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.60%	0.50% increase	(1,223)
Discount rate	7.60%	0.50% decrease	1,307
Salary increases	5.50%	0.50% increase	1,340
Salary decreases	4.50%	0.50% decrease	(1,264)
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.70%	0.50% increase	(168)
Discount rate	4.70%	0.50% decrease	179
Bonuses and short-term benefits
Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

Other employment benefit plans	December 31, 2024	December 31, 2023
In millions of COP
Current severance obligation	107,938	95,732
Bonuses and short-term benefits(1)	676,967	734,916
Other employment benefit plans	784,905	830,648
(1)The decrease between December 31, 2024 and 2023, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.